Statements of cash flows_Liability Adjustments from Financing Activities (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		₩ 50,299,929,000,000
Beginning balance		50,276,020,000,000		₩ 45,315,878,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		2,746,864,000,000		4,722,653,000,000
Not involving cash inflows and outflows
Foreign Exchange		(881,397,000,000)		(130,993,000,000)
Variation of gains on valuation of hedged items		58,861,000,000		85,984,000,000
Business Combination		6,283,351,000,000		5,552,000,000
Others		151,001,000,000	[1]	276,946,000,000
Ending balance		58,658,609,000,000		50,276,020,000,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		18,998,920,000,000
Beginning balance		18,998,920,000,000		16,202,986,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		2,033,851,000,000		3,081,757,000,000
Not involving cash inflows and outflows
Foreign Exchange		(586,215,000,000)		(285,607,000,000)
Variation of gains on valuation of hedged items		0		0
Business Combination		298,854,000,000		0
Others		56,000,000	[1]	(216,000,000)
Ending balance		20,745,466,000,000		18,998,920,000,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		30,858,055,000,000
Beginning balance		30,858,055,000,000		28,735,862,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		913,836,000,000		1,858,763,000,000
Not involving cash inflows and outflows
Foreign Exchange		(290,041,000,000)		155,433,000,000
Variation of gains on valuation of hedged items		58,861,000,000		85,984,000,000
Business Combination		5,980,746,000,000		0
Others		(42,099,000,000)	[1]	22,013,000,000
Ending balance		37,479,358,000,000		30,858,055,000,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		419,045,000,000
Beginning balance		419,045,000,000		377,030,000,000	[2]
Changes in liabilities arising from financing activities [Abstract]
Cash flow		(204,794,000,000)		(217,867,000,000)
Not involving cash inflows and outflows
Foreign Exchange		(5,141,000,000)		(819,000,000)
Variation of gains on valuation of hedged items		0		0
Business Combination		3,751,000,000		5,552,000,000
Others		194,570,000,000	[1]	255,149,000,000
Ending balance		407,431,000,000		419,045,000,000
Other liabilities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		23,909,000,000
Beginning balance		23,909,000,000
Changes in liabilities arising from financing activities [Abstract]
Cash flow		3,971,000,000
Not involving cash inflows and outflows
Foreign Exchange		0
Variation of gains on valuation of hedged items		0
Business Combination		0
Others	[1]	(1,526,000,000)
Ending balance		₩ 26,354,000,000		₩ 23,909,000,000

[1]	The change in lease liabilities due to the new contract includes 231,325 million Won.
[2]	The amount of lease liability at the beginning of the current in applying IFRS 16 is reflected.